Income tax (charge)/credit - Reconciliation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax (charge)/credit
Loss before tax	£ (781,195)	£ (82,607)	£ (94,375)
Corporation tax credit at respective rate	195,298	15,695	17,931
Decrease in tax credit from effect of expenses not deductible in determining taxable loss	(1,393)	(892)	(418)
Decrease in tax credit from tax losses for which no deferred tax asset was recognized	(193,950)	(14,803)	£ (17,513)
Research and development tax credit		22,661
Total income tax (charge)/credit	£ (45)	£ 22,661